Quarterly Holdings Report
for
Fidelity® Sustainable International Equity Fund
July 31, 2022
SIC-NPRT3-0922
1.9904432.100
Common Stocks - 97.3%
	Shares	Value ($)
Australia - 2.3%
Bapcor Ltd.	5,859	27,471
Macquarie Group Ltd.	385	49,274
TOTAL AUSTRALIA		76,745
Austria - 2.2%
Verbund AG	529	58,121
Wienerberger AG	666	15,275
TOTAL AUSTRIA		73,396
Bailiwick of Jersey - 1.4%
Experian PLC	1	35
Ferguson PLC	366	45,864
TOTAL BAILIWICK OF JERSEY		45,899
Belgium - 1.6%
KBC Group NV	255	13,356
UCB SA	514	40,083
TOTAL BELGIUM		53,439
Canada - 1.7%
Nutrien Ltd.	378	32,358
The Toronto-Dominion Bank	396	25,723
TOTAL CANADA		58,081
Denmark - 1.4%
ORSTED A/S (a)	416	48,429
Finland - 1.7%
Neste OYJ	1,102	56,405
France - 11.8%
Air Liquide SA	117	16,085
AXA SA	3,581	82,515
BNP Paribas SA	805	38,034
Capgemini SA	325	61,567
L'Oreal SA	55	20,793
Legrand SA	479	39,215
LVMH Moet Hennessy Louis Vuitton SE	116	80,545
Pernod Ricard SA	222	43,450
Worldline SA (a)(b)	299	13,197
TOTAL FRANCE		395,401
Germany - 8.1%
Brenntag SE	301	21,144
Deutsche Borse AG	144	25,137
Deutsche Post AG	1,064	42,496
Infineon Technologies AG	646	17,716
Merck KGaA	383	72,946
Puma AG	267	17,907
SAP SE	144	13,431
Siemens AG	541	60,345
TOTAL GERMANY		271,122
Hong Kong - 2.7%
AIA Group Ltd.	4,689	47,109
Hang Seng Bank Ltd.	2,691	43,365
TOTAL HONG KONG		90,474
India - 2.0%
HDFC Bank Ltd. sponsored ADR	1,086	68,201
Ireland - 2.2%
CRH PLC	874	33,527
Dalata Hotel Group PLC (b)	8,298	30,489
Kerry Group PLC Class A	84	8,864
TOTAL IRELAND		72,880
Italy - 1.1%
Carel Industries SpA (a)	839	19,037
Intesa Sanpaolo SpA	10,528	18,696
TOTAL ITALY		37,733
Japan - 17.3%
FUJIFILM Holdings Corp.	730	41,699
Fujitsu Ltd.	193	25,874
Hitachi Ltd.	1,390	70,373
Hoya Corp.	628	62,920
Itochu Corp.	1,988	57,870
Nomura Research Institute Ltd.	930	27,941
ORIX Corp.	6,612	117,838
Persol Holdings Co. Ltd.	1,385	28,672
Recruit Holdings Co. Ltd.	777	29,039
Sony Group Corp.	1,416	120,116
TOTAL JAPAN		582,342
Kenya - 0.5%
Safaricom Ltd.	64,140	16,156
Netherlands - 4.8%
ASML Holding NV (Netherlands)	140	80,466
Heineken NV (Bearer)	368	36,145
Koninklijke KPN NV	14,196	46,734
TOTAL NETHERLANDS		163,345
New Zealand - 2.0%
EBOS Group Ltd.	1,933	48,032
Ryman Healthcare Ltd.	3,093	18,092
TOTAL NEW ZEALAND		66,124
Norway - 1.7%
DNB Bank ASA	2,483	48,979
Schibsted ASA (A Shares)	381	7,131
TOTAL NORWAY		56,110
Singapore - 0.8%
United Overseas Bank Ltd.	1,317	26,276
Spain - 3.7%
Amadeus IT Holding SA Class A (b)	833	48,572
Cellnex Telecom SA (a)	280	12,524
EDP Renovaveis SA	999	25,832
Iberdrola SA	3,444	36,777
TOTAL SPAIN		123,705
Sweden - 4.0%
Boliden AB	1,591	52,753
Bravida Holding AB (a)	817	8,241
Instalco AB	1,930	9,502
Investor AB (B Shares)	944	17,538
Lagercrantz Group AB (B Shares)	1,271	13,820
Nibe Industrier AB (B Shares)	3,461	34,671
TOTAL SWEDEN		136,525
Switzerland - 7.4%
Nestle SA (Reg. S)	1,067	130,740
Roche Holding AG (participation certificate)	321	106,573
SGS SA (Reg.)	5	12,202
TOTAL SWITZERLAND		249,515
Taiwan - 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,700	63,248
United Kingdom - 13.0%
AstraZeneca PLC (United Kingdom)	859	112,994
Beazley PLC	2,528	16,686
Big Yellow Group PLC	767	13,310
Bunzl PLC	497	18,587
Compass Group PLC	2,974	69,700
Dechra Pharmaceuticals PLC	275	12,338
Diageo PLC	1,129	53,483
Grainger Trust PLC	4,587	16,546
Impax Asset Management Group PLC	847	7,396
Legal & General Group PLC	8,187	26,022
Reckitt Benckiser Group PLC	854	69,272
Smart Metering Systems PLC	1,801	20,617
TOTAL UNITED KINGDOM		436,951
TOTAL COMMON STOCKS (Cost $3,603,607)		3,268,502

Money Market Funds - 4.2%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (c) (Cost $139,729)	139,701	139,729

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $3,743,336)	3,408,231
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(50,574)
NET ASSETS - 100.0%	3,357,657

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $101,428 or 3.0% of net assets.

(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	-	3,615,355	3,475,626	537	-	-	139,729	0.0%
Total	-	3,615,355	3,475,626	537	-	-	139,729

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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